Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 10,802	$ 8,973
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,495	2,946
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,980	1,582
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,402	3,343
Rest of the World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 925	$ 1,102